Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Deferred debt issuance cost	$ 10,100,000	$ 6,700,000
Restricted cash	$ 0	$ 0
Interest rate swap contracts
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Weighted average remaining terms	4 years 10 months 24 days	4 years 6 months
Interest rate swap contracts | Minimum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 10,037
Fixed interest rate	1.38%	1.25%
Interest rate swap contracts | Maximum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 50,000
Fixed interest rate	2.89%	2.49%